UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02589

Investment Company Act File Number

Eaton Vance Series Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance

Tax-Managed Growth Fund 1.0

September 30, 2015 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a diversified series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2015, the value of the Fund’s investment in the Portfolio was $762,886,736 and the Fund owned 7.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 3.0%
Boeing Co. (The)	947,896	$124,126,981
General Dynamics Corp.	101,975	14,067,451
Honeywell International, Inc.	288,259	27,295,245
Huntington Ingalls Industries, Inc.	2,546	272,804
Lockheed Martin Corp.	32,973	6,835,633
Northrop Grumman Corp.	16,117	2,674,616
Precision Castparts Corp.	19,025	4,370,233
Raytheon Co.	52,327	5,717,248
Rockwell Collins, Inc.	166,787	13,649,848
United Technologies Corp.	1,170,264	104,141,793

		$303,151,852

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.	528,844	$35,845,046
FedEx Corp.	269,864	38,855,019
United Parcel Service, Inc., Class B	961,249	94,865,664

		$169,565,729

Auto Components — 0.3%
BorgWarner, Inc.	2,000	$83,180
Johnson Controls, Inc.	847,645	35,058,597

		$35,141,777

Automobiles — 0.1%
Daimler AG	38,000	$2,768,300
Ford Motor Co.(1)	140,000	1,898,850
Ford Motor Co.	196,080	2,660,806
Harley-Davidson, Inc.	800	43,920

		$7,371,876

Banks — 6.8%
Bank of America Corp.	1,885,663	$29,378,630
Bank of Montreal	26,370	1,438,484
BB&T Corp.	1,180,803	42,036,587
Citigroup, Inc.	808,317	40,100,606
Comerica, Inc.	120,643	4,958,427
Fifth Third Bancorp	1,152,954	21,802,360
HSBC Holdings PLC	220,592	1,656,418
HSBC Holdings PLC ADR	424	16,061
Huntington Bancshares, Inc.	85,471	905,993
ING Groep NV ADR	131,742	1,861,514
JPMorgan Chase & Co.	3,341,445	203,727,902
KeyCorp	111,718	1,453,451
M&T Bank Corp.	25,977	3,167,895
PNC Financial Services Group, Inc. (The)	71,422	6,370,842
Regions Financial Corp.	580,537	5,230,638
Royal Bank of Canada	115,800	6,397,950
Societe Generale SA	460,793	20,593,275
SunTrust Banks, Inc.	324,267	12,399,970
Synovus Financial Corp.	1,565	46,324
Toronto-Dominion Bank (The)	29,644	1,168,566
U.S. Bancorp	1,848,751	75,817,279
Wells Fargo & Co.	4,097,310	210,396,869
Zions Bancorporation	38,805	1,068,690

		$691,994,731

Security	Shares	Value
Beverages — 2.9%
Boston Beer Co., Inc. (The), Class A(2)	2,200	$463,342
Coca-Cola Co. (The)	2,925,795	117,382,895
Coca-Cola Enterprises, Inc.	9,097	439,840
Molson Coors Brewing Co., Class B	186,000	15,441,720
Monster Beverage Corp.(2)	23,832	3,220,657
PepsiCo, Inc.	1,653,824	155,955,603

		$292,904,057

Biotechnology — 4.7%
AbbVie, Inc.	1,595,392	$86,805,279
Agios Pharmaceuticals, Inc.(2)	54,880	3,873,979
Alexion Pharmaceuticals, Inc.(2)	154,540	24,168,510
Alexion Pharmaceuticals, Inc.(1)(2)	27,835	4,350,939
Alexion Pharmaceuticals, Inc.(1)(2)	19,229	3,007,223
Alexion Pharmaceuticals, Inc.(1)(2)	15,952	2,494,733
Amgen, Inc.	1,037,752	143,541,857
Baxalta, Inc.	171,183	5,393,976
Biogen, Inc.(2)	200,396	58,477,557
Celgene Corp.(2)	417,998	45,214,844
Gilead Sciences, Inc.	846,551	83,122,843
Vertex Pharmaceuticals, Inc.(2)	195,000	20,307,300

		$480,759,040

Building Products — 0.0%(3)
Fortune Brands Home & Security, Inc.	1,600	$75,952

		$75,952

Capital Markets — 4.6%
Affiliated Managers Group, Inc.(2)	275	$47,022
Ameriprise Financial, Inc.	205,235	22,397,296
Bank of New York Mellon Corp. (The)	453,534	17,755,856
BlackRock, Inc.	7,289	2,168,259
Charles Schwab Corp. (The)	2,745,966	78,424,789
E*TRADE Financial Corp.(2)	4,593	120,934
Franklin Resources, Inc.	967,010	36,030,793
Goldman Sachs Group, Inc. (The)	537,244	93,351,517
Invesco, Ltd.	4,040	126,169
Legg Mason, Inc.	122,902	5,113,952
LPL Financial Holdings, Inc.	42,465	1,688,833
Morgan Stanley	2,234,805	70,396,357
Northern Trust Corp.	709,098	48,332,120
State Street Corp.	769,379	51,709,963
Stifel Financial Corp.(2)	102,956	4,334,448
Stifel Financial Corp.(1)(2)	9,840	414,264
T. Rowe Price Group, Inc.	554,173	38,515,023
UBS AG(2)	29,488	546,118
Waddell & Reed Financial, Inc., Class A	8,833	307,123

		$471,780,836

Chemicals — 1.6%
Air Products and Chemicals, Inc.	12,258	$1,563,876
Ashland, Inc.	25,092	2,524,757
Chemours Co. (The)	138,214	894,245
Dow Chemical Co. (The)	157,290	6,669,096
E.I. du Pont de Nemours & Co.	692,832	33,394,502
Eastman Chemical Co.	1,500	97,080
Ecolab, Inc.	483,542	53,054,228
Monsanto Co.	503,295	42,951,195
PPG Industries, Inc.	235,308	20,634,158
Praxair, Inc.	3,573	363,946
Sherwin-Williams Co. (The)	6,074	1,353,166
Valspar Corp. (The)	20,000	1,437,600
Westlake Chemical Corp.	1,000	51,890

		$164,989,739

Security	Shares	Value
Commercial Services & Supplies — 0.3%
ADT Corp. (The)	10,240	$306,176
Cintas Corp.	52,914	4,537,376
Pitney Bowes, Inc.	14,270	283,260
Stericycle, Inc.(2)	139,917	19,491,837
Tyco International, PLC	96,051	3,213,866
Waste Management, Inc.	108,226	5,390,737

		$33,223,252

Communications Equipment — 1.5%
Arista Networks, Inc.(2)	80,000	$4,895,200
Arista Networks, Inc.(1)(2)	327,000	19,949,103
Brocade Communications Systems, Inc.	176,629	1,833,409
Cisco Systems, Inc.	1,473,855	38,688,694
Juniper Networks, Inc.	192,092	4,938,685
Motorola Solutions, Inc.	2,986	204,182
Nokia Oyj ADR	192	1,302
Palo Alto Networks, Inc.(2)	20,808	3,578,976
QUALCOMM, Inc.	1,441,630	77,458,780

		$151,548,331

Construction & Engineering — 0.0%(3)
Jacobs Engineering Group, Inc.(2)	56,851	$2,127,933

		$2,127,933

Construction Materials — 0.0%(3)
Vulcan Materials Co.	22,102	$1,971,498

		$1,971,498

Consumer Finance — 1.2%
American Express Co.	912,680	$67,656,968
Capital One Financial Corp.	77,831	5,644,304
Discover Financial Services(1)	84,984	4,416,109
Discover Financial Services	831,522	43,230,829
Navient Corp.	10,200	114,648
SLM Corp.(2)	10,200	75,480

		$121,138,338

Distributors — 0.2%
Genuine Parts Co.	188,424	$15,618,465

		$15,618,465

Diversified Consumer Services — 0.0%(3)
H&R Block, Inc.	22,181	$802,952

		$802,952

Diversified Financial Services — 2.8%
Berkshire Hathaway, Inc., Class A(2)	453	$88,443,720
Berkshire Hathaway, Inc., Class B(2)	1,057,899	137,950,030
CBOE Holdings, Inc.	151,225	10,144,173
CME Group, Inc.	188,243	17,457,656
Intercontinental Exchange, Inc.	14,292	3,358,477
McGraw Hill Financial, Inc.	86,290	7,464,085
Moody’s Corp.	179,322	17,609,420

		$282,427,561

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	563,837	$18,369,809
CenturyLink, Inc.	4,871	122,359
Deutsche Telekom AG ADR	50,092	890,135
Frontier Communications Corp.	13,417	63,731
Verizon Communications, Inc.	419,226	18,240,523
Windstream Holdings, Inc.	11,811	72,520

		$37,759,077

Security	Shares	Value
Electric Utilities — 0.1%
Duke Energy Corp.	47,098	$3,388,230
Exelon Corp.	8,420	250,074
NextEra Energy, Inc.	63,830	6,226,616
Southern Co. (The)	98,178	4,388,557

		$14,253,477

Electrical Equipment — 1.0%
AMETEK, Inc.	37,403	$1,956,925
Eaton Corp. PLC	60,233	3,089,953
Emerson Electric Co.	2,019,272	89,191,244
Rockwell Automation, Inc.	121,000	12,277,870
SolarCity Corp.(2)	7,671	327,629

		$106,843,621

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,490,118	$25,510,820
Keysight Technologies, Inc.(2)	188,217	5,804,612
Knowles Corp.(2)	174,670	3,219,168
TE Connectivity, Ltd.	687	41,145

		$34,575,745

Energy Equipment & Services — 1.1%
Cameron International Corp.(2)	120	$7,359
Halliburton Co.	908,146	32,102,961
Schlumberger, Ltd.	1,209,496	83,418,939
Transocean, Ltd.	2,884	37,261

		$115,566,520

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	876,862	$126,767,939
CVS Health Corp.	1,192,064	115,010,335
Kroger Co. (The)	71,686	2,585,714
Sprouts Farmers Market, Inc.(2)	1,592,496	33,601,666
Sysco Corp.	330,527	12,880,637
Wal-Mart Stores, Inc.	1,203,850	78,057,634
Walgreens Boots Alliance, Inc.	277,932	23,096,149

		$392,000,074

Food Products — 1.8%
Archer-Daniels-Midland Co.	174,432	$7,230,206
Campbell Soup Co.	9,581	485,565
ConAgra Foods, Inc.	194,407	7,875,428
Flowers Foods, Inc.	147,169	3,640,961
General Mills, Inc.	15,587	874,898
Hain Celestial Group, Inc. (The)(2)	1,316	67,906
Hershey Co. (The)	544,502	50,028,844
JM Smucker Co. (The)	12,283	1,401,368
Kellogg Co.	50,325	3,349,129
Keurig Green Mountain, Inc.	75,000	3,910,500
Kraft Heinz Co. (The)	7,111	501,894
McCormick & Co., Inc.	48,129	3,955,241
Mondelez International, Inc., Class A	263,944	11,051,335
Nestle SA	1,191,874	89,635,645

		$184,008,920

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	1,562,038	$62,825,168
C.R. Bard, Inc.	25,000	4,657,750
Baxter International, Inc.	230,275	7,564,534
Becton, Dickinson and Co.	73,732	9,781,287
Boston Scientific Corp.(2)	27,329	448,469
Dexcom, Inc.(2)	27,289	2,343,033
Halyard Health, Inc.(2)	2,456	69,849
Intuitive Surgical, Inc.(2)	22,100	10,156,718

Security	Shares	Value
Medtronic PLC	277,473	$18,574,043
St. Jude Medical, Inc.	152,388	9,614,159
Stryker Corp.	189,350	17,817,835
Zimmer Biomet Holdings, Inc.	133,186	12,510,161

		$156,363,006

Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	141,197	$13,412,303
Anthem, Inc.	54,347	7,608,580
Cardinal Health, Inc.	251,636	19,330,677
Cigna Corp.	21,996	2,969,900
DaVita HealthCare Partners, Inc.(2)	136,458	9,870,007
Express Scripts Holding Co.(2)	367,509	29,753,529
HCA Holdings, Inc.(2)	145,114	11,226,019
Henry Schein, Inc.(2)	6,179	820,077
Humana, Inc.	482	86,278
McKesson Corp.	2,384	441,112
PharMerica Corp.(2)	1,805	51,388
UnitedHealth Group, Inc.	61,337	7,115,705

		$102,685,575

Health Care Technology — 0.0%(3)
Cerner Corp.(2)	1,200	$71,952

		$71,952

Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc.(2)	659	$474,645
International Game Technology PLC	10,550	161,731
Interval Leisure Group, Inc.	5,349	98,208
Marriott International, Inc., Class A(1)	240,419	16,396,576
Marriott International, Inc., Class A	637,208	43,457,586
Marriott Vacations Worldwide Corp.	3	204
McDonald’s Corp.	677,037	66,708,456
Starbucks Corp.	3,535,937	200,982,659
Yum! Brands, Inc.	301,132	24,075,503

		$352,355,568

Household Durables — 0.1%
D.R. Horton, Inc.	256,462	$7,529,724
Harman International Industries, Inc.	26,105	2,505,819

		$10,035,543

Household Products — 1.6%
Clorox Co. (The)	7,212	$833,203
Colgate-Palmolive Co.	1,197,992	76,024,572
Kimberly-Clark Corp.	22,323	2,434,100
Procter & Gamble Co. (The)	1,103,715	79,401,257

		$158,693,132

Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	1,730	$16,937

		$16,937

Industrial Conglomerates — 2.4%
3M Co.	805,749	$114,231,036
Danaher Corp.	43,731	3,726,319
General Electric Co.	5,262,093	132,709,985

		$250,667,340

Insurance — 1.0%
Aegon NV ADR	3,218,048	$18,503,776
Aflac, Inc.	218,366	12,693,616
Allstate Corp. (The)	583	33,954
Aon PLC	71,029	6,293,880
Arthur J. Gallagher & Co.	23,541	971,773

Security	Shares	Value
Chubb Corp. (The)	4,856	$595,588
Cincinnati Financial Corp.	136,958	7,368,340
Hartford Financial Services Group, Inc.	5,762	263,784
Marsh & McLennan Cos., Inc.	79,454	4,149,088
Progressive Corp. (The)	1,230,644	37,706,932
Prudential Financial, Inc.	18,767	1,430,233
Torchmark Corp.	78,790	4,443,756
Travelers Companies, Inc. (The)	89,110	8,869,118
Willis Group Holdings PLC	277	11,349

		$103,335,187

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.(2)	329,572	$168,704,611
Expedia, Inc.	2,575	303,026
Priceline Group, Inc. (The)(2)	38,308	47,381,633

		$216,389,270

Internet Software & Services — 6.8%
Akamai Technologies, Inc.(2)	200,000	$13,812,000
Alibaba Group Holding, Ltd. ADR(2)	74,372	4,385,717
eBay, Inc.(2)	1,280,740	31,301,286
Facebook, Inc., Class A(2)	2,442,326	219,565,107
Google, Inc., Class A(2)	281,702	179,830,106
Google, Inc., Class C(2)	280,239	170,503,012
IAC/InterActiveCorp	14,528	948,243
LinkedIn Corp., Class A(1)(2)	190,000	36,110,250
LinkedIn Corp., Class A(2)	8,145	1,548,609
Pandora Media, Inc.(2)	37,000	789,580
Twitter, Inc.(2)	1,063,532	28,651,552
VeriSign, Inc.(2)	14,951	1,054,942
Yahoo! Inc.(2)	138,604	4,007,042

		$692,507,446

IT Services — 3.0%
Accenture PLC, Class A	1,208,256	$118,723,235
Automatic Data Processing, Inc.	103,070	8,282,705
Broadridge Financial Solutions, Inc.	1,652	91,438
Cognizant Technology Solutions Corp., Class A(2)	3,510	219,761
Fidelity National Information Services, Inc.	63,791	4,279,100
Fiserv, Inc.(2)	47,012	4,071,709
International Business Machines Corp.	419,446	60,807,087
MasterCard, Inc., Class A	11,313	1,019,528
Paychex, Inc.	695,192	33,111,995
PayPal Holdings, Inc.(2)	1,234,911	38,331,638
Total System Services, Inc.	32,405	1,472,159
Visa, Inc., Class A	497,568	34,660,587
Western Union Co.	60,362	1,108,246

		$306,179,188

Leisure Products — 0.0%(3)
Mattel, Inc.	26,506	$558,216
Polaris Industries, Inc.	4,104	491,947

		$1,050,163

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.(1)	172,823	$5,930,047
Agilent Technologies, Inc.	471,456	16,185,085
Illumina, Inc.(2)	185,300	32,579,446
Thermo Fisher Scientific, Inc.	19,676	2,405,981

		$57,100,559

Machinery — 1.8%
Caterpillar, Inc.	138,411	$9,046,543
Deere & Co.	735,219	54,406,206
Donaldson Co., Inc.	89,373	2,509,594

Security	Shares	Value
Dover Corp.	332,307	$19,001,314
Illinois Tool Works, Inc.	1,034,623	85,159,819
Ingersoll-Rand PLC	2,232	113,319
Manitowoc Co., Inc. (The)	45,741	686,115
PACCAR, Inc.	171,748	8,960,093
Parker-Hannifin Corp.	16,957	1,649,916
Pentair PLC	4,385	223,810
Snap-On, Inc.	8,911	1,345,026
WABCO Holdings, Inc.(2)	1,156	121,184
Wabtec Corp.	12,082	1,063,820

		$184,286,759

Media — 3.4%
CBS Corp., Class B	129,378	$5,162,182
Comcast Corp., Class A	195,330	11,110,370
Comcast Corp., Special Class A	1,153,838	66,045,687
Discovery Communications, Inc., Class A(2)	6,930	180,388
Discovery Communications, Inc., Class C(2)	20,394	495,370
Gannett Co., Inc.	1,781	26,234
Liberty Broadband Corp., Class A(2)	3,091	159,001
Liberty Broadband Corp., Class C(2)	6,183	316,384
Liberty Global PLC LiLAC, Class A(2)	442	14,891
Liberty Global PLC LiLAC, Class C(2)	1,380	47,251
Liberty Global PLC, Class A(2)	8,854	380,191
Liberty Global PLC, Class C(2)	27,614	1,132,726
Liberty Media Corp., Class A(2)	12,367	441,749
Liberty Media Corp., Class C(2)	24,734	852,334
News Corp., Class A	24	303
Omnicom Group, Inc.	156,429	10,308,671
TEGNA, Inc.	3,563	79,776
Time Warner Cable, Inc.	5,696	1,021,692
Time Warner, Inc.	350,629	24,105,744
Time, Inc.	45,407	865,003
Twenty-First Century Fox, Inc., Class A	5,783	156,025
Viacom, Inc., Class B	133,554	5,762,855
Walt Disney Co. (The)	2,143,462	219,061,817

		$347,726,644

Metals & Mining — 0.1%
Alcoa, Inc.	52,760	$509,662
Cliffs Natural Resources, Inc.	278,122	678,618
Freeport-McMoRan, Inc.	498	4,826
Glencore PLC	598,405	830,624
Lonmin PLC(2)	6,457	1,591
Nucor Corp.	231,500	8,692,825

		$10,718,146

Multi-Utilities — 0.0%(3)
Dominion Resources, Inc.	1,700	$119,646
Sempra Energy	1,443	139,567

		$259,213

Multiline Retail — 0.1%
Target Corp.	140,332	$11,038,515

		$11,038,515

Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.	923,255	$55,755,369
Apache Corp.	457,960	17,933,714
California Resources Corp.	2,000	5,200
Cheniere Energy, Inc.(2)	316,849	15,303,806
Cheniere Energy, Inc.(1)(2)	14,169	684,021
Chesapeake Energy Corp.	288	2,111
Chevron Corp.	646,058	50,961,055
Concho Resources, Inc.(2)	40,000	3,932,000

Security	Shares	Value
ConocoPhillips	258,987	$12,421,016
Devon Energy Corp.	570,333	21,153,651
EOG Resources, Inc.	3,600	262,080
Exxon Mobil Corp.	2,978,481	221,450,062
Hess Corp.	39,579	1,981,325
Kinder Morgan, Inc.	5,815	160,959
Marathon Oil Corp.	170,827	2,630,736
Marathon Petroleum Corp.	160,826	7,451,069
Murphy Oil Corp.	100,489	2,431,834
Occidental Petroleum Corp.	8,074	534,095
Phillips 66	158,544	12,182,521
Range Resources Corp.	4,900	157,388
Royal Dutch Shell PLC, Class A ADR	70,142	3,324,029
Southwestern Energy Co.(2)	730	9,264
Spectra Energy Corp.	8,040	211,211
Williams Cos., Inc.	4,625	170,431
WPX Energy, Inc.(2)	666	4,409

		$431,113,356

Paper & Forest Products — 0.0%(3)
International Paper Co.	42,000	$1,587,180

		$1,587,180

Personal Products — 0.0%(3)
Estee Lauder Cos., Inc. (The), Class A	42,343	$3,416,233

		$3,416,233

Pharmaceuticals — 7.3%
Allergan PLC(2)	124,705	$33,896,066
Bristol-Myers Squibb Co.	1,939,788	114,835,450
Catalent, Inc.(2)	45,943	1,116,415
Eli Lilly & Co.	1,189,695	99,565,574
GlaxoSmithKline PLC ADR	72,900	2,803,005
Johnson & Johnson	1,882,238	175,706,917
Mallinckrodt PLC(2)	17,707	1,132,186
Merck & Co., Inc.	1,287,918	63,610,270
Novartis AG ADR	111,303	10,230,972
Novo Nordisk A/S ADR	1,249,240	67,758,778
Perrigo Co. PLC	31,500	4,954,005
Pfizer, Inc.	2,100,330	65,971,365
Roche Holding AG ADR	35,808	1,179,874
Sanofi ADR	5,100	242,097
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	94,394,683
Zoetis, Inc.	361,174	14,873,145

		$752,270,802

Professional Services — 0.1%
Nielsen Holdings PLC	72,356	$3,217,671
Verisk Analytics, Inc.(2)	46,792	3,458,397

		$6,676,068

Real Estate Investment Trusts (REITs) — 0.0%(3)
American Tower Corp.	10,718	$942,970
Communications Sales & Leasing, Inc.	14,173	253,697
Host Hotels & Resorts, Inc.	3,140	49,643
Simon Property Group, Inc.	18,096	3,324,597
Weyerhaeuser Co.	1,200	32,808

		$4,603,715

Road & Rail — 0.3%
CSX Corp.	28,990	$779,831
Kansas City Southern	14,386	1,307,400
Norfolk Southern Corp.	71,844	5,488,881
Union Pacific Corp.	301,929	26,693,543

		$34,269,655

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	599,209	$33,801,380
Applied Materials, Inc.	100,000	1,469,000
Broadcom Corp., Class A	247,319	12,719,616
Cypress Semiconductor Corp.(2)	108,454	924,028
Intel Corp.	6,789,073	204,622,660
Linear Technology Corp.	68,494	2,763,733
Marvell Technology Group, Ltd.	95,391	863,289
Maxim Integrated Products, Inc.	151,789	5,069,753
Microchip Technology, Inc.	23,733	1,022,655
NVIDIA Corp.	330,000	8,134,500
Texas Instruments, Inc.	1,012,454	50,136,722
Xilinx, Inc.	90,186	3,823,886

		$325,351,222

Software — 3.4%
Activision Blizzard, Inc.	218,092	$6,736,862
Adobe Systems, Inc.(2)	412,312	33,900,293
CA, Inc.	7,339	200,355
Cadence Design Systems, Inc.(2)	200,000	4,136,000
CDK Global, Inc.	34,056	1,627,196
Check Point Software Technologies, Ltd.(2)	150,000	11,899,500
FireEye, Inc.(2)	64,732	2,059,772
Microsoft Corp.	3,194,597	141,392,863
Oracle Corp.	3,634,211	131,267,701
salesforce.com, inc.(2)	1,745	121,156
ServiceNow, Inc.(2)	182,216	12,654,901
Symantec Corp.	72,900	1,419,363
Tableau Software, Inc., Class A(2)	13,699	1,092,906
Workday, Inc., Class A(2)	54,405	3,746,328

		$352,255,196

Specialty Retail — 3.4%
AutoNation, Inc.(2)	2,317	$134,803
Bed Bath & Beyond, Inc.(2)	7,000	399,140
Best Buy Co., Inc.	133,011	4,937,368
Dick’s Sporting Goods, Inc.	35,000	1,736,350
Gap, Inc. (The)	89,138	2,540,433
GNC Holdings, Inc., Class A	900	36,378
Home Depot, Inc. (The)	1,099,728	127,007,587
L Brands, Inc.	41,877	3,774,374
Lowe’s Companies, Inc.	269,088	18,545,545
Murphy USA, Inc.(2)	19,669	1,080,811
Ross Stores, Inc.	53,101	2,573,806
Ross Stores, Inc.(1)	9,460	458,526
Ross Stores, Inc.(1)	60,327	2,922,880
Staples, Inc.	144,626	1,696,463
Tiffany & Co.	600	46,332
TJX Cos., Inc. (The)	2,239,573	159,950,304
Tractor Supply Co.	93,481	7,882,318
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	63,595	10,388,243

		$346,111,661

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	3,265,345	$360,167,553
EMC Corp.	2,798,992	67,623,647
Hewlett-Packard Co.	31,477	806,126
NetApp, Inc.	414,967	12,283,023

		$440,880,349

Textiles, Apparel & Luxury Goods — 3.1%
Coach, Inc.	10,800	$312,444
Hanesbrands, Inc.	790,331	22,872,179
NIKE, Inc., Class B	2,354,845	289,575,290

Security	Shares	Value
VF Corp.	36,058	$2,459,516

		$315,219,429

Tobacco — 0.4%
Altria Group, Inc.	157,274	$8,555,706
Philip Morris International, Inc.	459,540	36,455,308

		$45,011,014

Trading Companies & Distributors — 0.0%(3)
Fastenal Co.	661	$24,199
United Rentals, Inc.(2)	2,000	120,100

		$144,299

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	345,447	$5,717,148
Sprint Corp.(2)	135,160	519,014
Vodafone Group PLC ADR	97,896	3,107,219

		$9,343,381

Total Common Stocks (identified cost $5,932,080,710)		$10,141,335,056

Preferred Stocks — 0.0%

Security	Shares	Value
Banks — 0.0%
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(3)

Security	Shares	Value
Pharmaceuticals — 0.0%(3)
Sanofi, Exp. 12/31/20(2)	6,984	$1,329

Total Rights (identified cost $16,440)		$1,329

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(5)	$100,597	$100,597,194

Total Short-Term Investments (identified cost $100,597,194)		$100,597,194

Total Investments — 99.9% (identified cost $6,032,699,273)		$10,241,933,579

Other Assets, Less Liabilities — 0.1%		$8,661,108

Net Assets — 100.0%		$10,250,594,687

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Restricted security.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $165,782.

The Portfolio did not have any open financial instruments at September 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,055,740,137

Gross unrealized appreciation	$8,207,840,032
Gross unrealized depreciation	(21,646,590)

Net unrealized appreciation	$8,186,193,442

At September 30, 2015, the Portfolio owned the following securities (representing 0.97% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Agilent Technologies, Inc.	6/18/15	6/18/16	172,823	$6,836,947	$5,930,047
Alexion Pharmaceuticals, Inc.	12/18/14	12/18/15	19,229	3,500,166	3,007,223
Alexion Pharmaceuticals, Inc.	3/19/15	3/19/16	15,952	3,000,028	2,494,733
Alexion Pharmaceuticals, Inc.	6/18/15	6/18/16	27,835	5,000,006	4,350,939
Arista Networks, Inc.	9/17/15	9/17/16	327,000	20,705,467	19,949,103
Cheniere Energy, Inc.	6/18/15	6/18/16	14,169	1,000,040	684,021
Discover Financial Services	6/18/15	6/18/16	84,984	4,936,029	4,416,109
Ford Motor Co.	6/18/15	6/18/16	140,000	2,100,697	1,898,850
LinkedIn Corp., Class A.	9/17/15	9/17/16	190,000	37,538,479	36,110,250
Marriott International, Inc., Class A	3/19/15	3/19/16	240,419	20,000,068	16,396,576
Ross Stores, Inc.	3/19/15	3/19/16	9,460	500,089	458,526
Ross Stores, Inc.	9/17/15	9/17/16	60,327	3,000,067	2,922,880
Stifel Financial Corp.	12/18/14	12/18/15	9,840	500,017	414,264

Total Restricted Securities				$108,618,100	$99,033,521

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$1,654,040,133	$4,821,730		$—	$1,658,861,863
Consumer Staples	986,397,785	89,635,645		—	1,076,033,430
Energy	545,995,855	684,021		—	546,679,876
Financials	1,648,614,566	26,665,802		—	1,675,280,368
Health Care	1,538,969,948	10,280,986		—	1,549,250,934
Industrials	1,091,032,460	—		—	1,091,032,460
Information Technology	2,247,238,124	56,059,353		—	2,303,297,477
Materials	178,434,348	832,215		—	179,266,563
Telecommunication Services	47,102,458	—		—	47,102,458
Utilities	14,529,627	—		—	14,529,627
Total Common Stocks	$9,952,355,304	$188,979,752	**	$—	$10,141,335,056
Preferred Stocks	$—	$—		$0	$0
Rights	1,329	—		—	1,329
Short-Term Investments	—	100,597,194		—	100,597,194
Total Investments	$9,952,356,633	$289,576,946		$0	$10,241,933,579

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2015 is not presented. At September 30, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015